Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	116 Months Ended	120 Months Ended
		Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026
PERMANENT PORTFOLIO - CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Permanent Portfolio—Class I Shares (PRPFX)
Average Annual Return, Percent		30.29%	13.47%		11.77%
PERMANENT PORTFOLIO - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Permanent Portfolio—Class A Shares (PRPDX)
Average Annual Return, Percent		29.97%	13.18%	10.97%
PERMANENT PORTFOLIO - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Permanent Portfolio—Class C Shares (PRPHX)
Average Annual Return, Percent		29.02%	12.34%	10.14%
SHORT-TERM TREASURY PORTFOLIO - CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Short-Term Treasury Portfolio—Class I shares (PRTBX)
Average Annual Return, Percent	[1]	4.08%	1.83%		1.20%
VERSATILE BOND PORTFOLIO - CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Versatile Bond Portfolio—Class I shares (PRVBX)
Average Annual Return, Percent	[1]	5.65%	2.98%		5.58%
VERSATILE BOND PORTFOLIO - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Versatile Bond Portfolio—Class A shares (PRVDX)
Average Annual Return, Percent	[1]	5.38%	2.72%	4.27%
VERSATILE BOND PORTFOLIO - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Versatile Bond Portfolio—Class C Shares (PRVHX)
Average Annual Return, Percent	[1]	4.58%	1.95%	3.49%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Aggressive Growth Portfolio—Class I Shares (PAGRX)
Average Annual Return, Percent		37.72%	20.75%		19.71%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Aggressive Growth Portfolio—Class A Shares (PAGDX)
Average Annual Return, Percent		37.38%	20.45%	18.61%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Aggressive Growth Portfolio—Class C Shares (PAGHX)
Average Annual Return, Percent		36.36%	19.56%	17.73%
FTSE 3-Month U.S. Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent		4.33%	3.37%	2.33%	2.26%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500
Average Annual Return, Percent		16.35%	14.99%	15.11%	15.57%
Bloomberg Global Aggregate (Excluding Securitized) Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (Excluding Securitized) Bond Index
Average Annual Return, Percent		8.35%	(2.10%)	71.00%	1.23%
Dow Jones Industrial Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones Industrial Average—Total Return
Average Annual Return, Percent		11.65%	12.42%	13.40%	13.94%

[1]	Returns reflect the impact of fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. See the Notes to Financial Statements in the Portfolio’s Annual Financial Statements and Other Information for specific information regarding fee waivers.